Annual Total Returns - BlackRock Dynamic High Income Portfolio (Class K) [BarChart] - Class K - BlackRock Dynamic High Income Portfolio - Class K Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2015	(1.50%)
Annual Return 2016	8.46%
Annual Return 2017	14.64%
Annual Return 2018	(6.91%)
Annual Return 2019	19.92%